Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Domestic (UK)	$ (17,956,167)	$ (39,599,123)	$ (332,663)
Foreign	(184,830)	(5,718,409)	(1,614,890)
Loss before income tax	$ (18,140,997)	$ (45,317,532)	$ (1,947,553)